Cash and cash equivalents and short term investments - Cash and Cash Equivalents by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 1,407	€ 1,523	€ 316	€ 309
Euro
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	524	950
British Pound
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	337	424
US Dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	74	32
Norwegian Krone
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	64	70
Swedish Krona
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	31	33
Australian Dollar
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	234	0
Indonesian Rupiah
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	41	0
Papua New Guinean Kina
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	45	0
Restricted cash and cash equivalents	45
Other
Disclosure of Cash and Cash Equivalents by Currency [Line Items]
Cash and cash equivalents	€ 57	€ 14